11. INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes Tables
Schedule of income tax provision

2012
Current
Federal	$-
State	-
-
Deferred
Federal	(1,173)
State	(733)
(1,906)
Total	$(1,906)

Change in valuation allowance	1,906
Income tax (benefit)	-
Total	$-

Schedule of expected tax expense

2012
Statutory rate - federal	(35.00%)
State taxes, net of federal benefit	(1.81%)
Partnership Losses proceeding the conversion to a C Corp	19.39%
Stock Based Compensation related to profits interest	9.52%
Meals & Entertainment	0.01%
Deferred tax adjustment upon conversion to taxable status	1.61%
Change in valuation allowance	6.28%
Income tax provision (benefit)	0.00%

Schedule of deferred tax assets and liabilities

	2012	Asset	Liability
Net operating loss and capital loss carry forward	$2,748	$2,748
Technology license	$(466)		(466)
Organizational costs	$9		9
Accrual to Cash	$(385)		(385)
Valuation allowance	$(1,906)
Total	$-	$2,748	$(842)